ACCOUNTS RECEIVABLE (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable					$ 2,533,000		$ 1,027,000
Unbilled receivables					809,000		264,000
Accounts receivable, gross	$ 4,026,000		$ 4,026,000		3,342,000		1,291,000
Less allowance for doubtful accounts	(429,000)		(429,000)		(297,000)		(150,000)
Accounts receivable, net	3,597,000		3,597,000		3,045,000	[1]	1,141,000
Bad debt expense	$ 181,000	$ 30,000	$ 214,000	$ 60,000	$ 216,000		$ 297,000

[1]	Derived from audited consolidated financial statements